Financial assets - current (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Other current financial assets
Financial assets	$ 1,391,808	€ 353.3	$ 1,002,052	$ 779,649
EUR
Other current financial assets
Financial assets	$ 376,800
Minimum
Other current financial assets
Maturity Term of Financial Assets	3 months
Maximum
Other current financial assets
Maturity Term of Financial Assets	12 months
Money market funds
Other current financial assets
Financial assets	$ 46,162		73,052	130,290
Term accounts
Other current financial assets
Financial assets	$ 1,345,646		$ 929,000	$ 649,359